Consolidated Statements of Earnings (Loss) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Revenues	$ 5,810,115	$ 4,707,688	$ 5,160,100
Costs, Expenses and Other Expense (Income)
Cost of goods sold	3,766,793	3,251,724	3,541,817
Research and development	581,924	478,788	499,603
Selling, general and administrative	926,451	854,001	1,036,699
Restructuring charges	160,081	27,054	119,101
Impairment of assets held-for-sale	84,988	0	0
Interest expense	243,251	288,475	286,872
Other (income) expense, net	(47,554)	(44,707)	31,566
Total Costs, Expenses and Other Expense	5,715,934	4,855,335	5,515,658
Earnings (loss) before income taxes	94,181	(147,647)	(355,558)
Income Tax Expense (Benefit)	64,124	11,117	(96,100)
Net Earnings (Loss)	30,057	(158,764)	(259,458)
Net Loss Attributable to Noncontrolling Interests	(19,307)	(2,610)	0
Net Earnings (Loss) Attributable to Coherent Corp.	49,364	(156,154)	(259,458)
Less: Dividends on Preferred Stock	129,926	123,357	144,212
Net Loss Available to the Common Shareholders, Basic	(80,562)	(279,511)	(403,670)
Net Loss Available to the Common Shareholders, Diluted	$ (80,562)	$ (279,511)	$ (403,670)
Basic Loss Per Share (in usd per share)	$ (0.52)	$ (1.84)	$ (2.93)
Diluted Loss Per Share (in usd per share)	$ (0.52)	$ (1.84)	$ (2.93)